(LOSS)/EARNINGS PER SHARE (Schedule of Basic Earnings Per Ordinary Share) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810
Reconciliation to weighted average (loss)/earnings per share denominator:
Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810
Reconciliation to weighted average (loss)/earnings per share denominator:
Number of ‘A’ ordinary shares at January 1	96,162,410	96,162,410	96,162,410
Weighted average number of ‘A’ ordinary shares issued during the year	51,332,517	0	0
Weighted average number of treasury shares	(12,555,600)	(12,555,600)	(12,555,600)
Basic (loss)/earnings per share denominator	134,939,327	83,606,810	83,606,810